Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity
13. Equity
See Note 3 for a discussion of the Mergers.
Common Stock
In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.
Capital Contributions
During the years ended December 31, 2016, 2015 and 2014, Brighthouse Life Insurance Company received cash capital contributions of $1.6 billion, $21 million and $476 million, respectively and non-cash capital contributions of $69 million, $181 million and $457 million, respectively.
In December 2015 and 2014, the Company accrued in premiums, reinsurance and other receivables and stockholder’s equity, $120 million and $385 million, respectively, in capital contributions from MetLife, Inc. The receivables were settled for cash in 2016 and 2015, respectively.
Statutory Equity and Income
The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital (“RBC”) requirements that were developed by the National Association of Insurance Commissioners (“NAIC”). Regulatory compliance is determined by a ratio of a company’s total adjusted capital, calculated in the manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in the manner prescribed by the NAIC (“ACL RBC”), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“CAL RBC”). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.
Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles (“Statutory Codification”). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.
Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.
In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.
The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2016	2015	2014
		(In millions)
Brighthouse Life Insurance Company	Delaware	$1,186	$(1,022)	$1,543
Brighthouse Life Insurance Company of NY	New York	$(87)	$17	$11
Statutory capital and surplus was as follows at:

	December 31,
Company	2016	2015
	(In millions)
Brighthouse Life Insurance Company	$4,374	$5,942
Brighthouse Life Insurance Company of NY	$196	$321
Dividend Restrictions
The table below sets forth the dividends permitted to be paid by the Company’s without insurance regulatory approval and dividends paid:

	2017	2016	2015
Company	Permitted Without Approval (1)	Paid (2)	Paid (2)
	(In millions)
Brighthouse Life Insurance Company	$473	$261	$500
Brighthouse Life Insurance Company of NY	$—	$—	$—
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(1) Reflects dividend amounts that may be paid during 2017 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2017, some or all of such dividends may require regulatory approval.
(2) Reflects all amounts paid, including those requiring regulatory approval.
Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as “unassigned funds (surplus)”) as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting Brighthouse NY, without prior insurance regulatory clearance, to pay stockholder dividends to its parent in any calendar year based on either of two standards. Under one standard, Brighthouse NY is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive “unassigned funds (surplus)”), excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year, in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Brighthouse NY may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Brighthouse NY may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Brighthouse NY will be permitted to pay a dividend to its parent in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the “Superintendent”) and the Superintendent either approves the distribution of the dividend or does not approve the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Under BRCD’s plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. Further, under the Delaware Insurance Code, no dividend or distribution may be made by BRCD that would (i) jeopardize the fulfillment of the obligations of BRCD pursuant to its special purpose financing transactions or insurance risk transfer contracts or threaten the solvency or liquidity of BRCD, (ii) violate the terms of its special purpose financing transactions, or (iii) decrease the capital and surplus of BRCD below $250,000.
Accumulated Other Comprehensive Income (Loss)
Information regarding changes on the balances of each component of AOCI was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Total
	(In millions)
Balance at January 1, 2014	$906	$24	$40	$970
OCI before reclassifications	2,601	243	(56)	2,788
Deferred income tax benefit (expense)	(815)	(85)	4	(896)
AOCI before reclassifications, net of income tax	2,692	182	(12)	2,862
Amounts reclassified from AOCI	(11)	2	—	(9)
Deferred income tax benefit (expense)	4	(1)	—	3
Amounts reclassified from AOCI, net of income tax	(7)	1	—	(6)
Sale of subsidiary (2)	(320)	—	6	(314)
Deferred income tax benefit (expense)	80	—	—	80
Sale of subsidiary, net of income tax	(240)	—	6	(234)
Balance at December 31, 2014	2,445	183	(6)	2,622
OCI before reclassifications	(1,759)	95	(29)	(1,693)
Deferred income tax benefit (expense)	643	(33)	9	619
AOCI before reclassifications, net of income tax	1,329	245	(26)	1,548
Amounts reclassified from AOCI	78	(6)	—	72
Deferred income tax benefit (expense)	(28)	2	—	(26)
Amounts reclassified from AOCI, net of income tax	50	(4)	—	46
Balance at December 31, 2015	1,379	241	(26)	1,594
OCI before reclassifications	(565)	70	(3)	(498)
Deferred income tax benefit (expense)	185	(25)	—	160
AOCI before reclassifications, net of income tax	999	286	(29)	1,256
Amounts reclassified from AOCI	30	(43)	—	(13)
Deferred income tax benefit (expense)	(10)	15	—	5
Amounts reclassified from AOCI, net of income tax	20	(28)	—	(8)
Balance at December 31, 2016	$1,019	$258	$(29)	$1,248
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(1)	See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)	See Note 4.
Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated Statements of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2016	2015	2014
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains(losses)	$(39)	$(81)	$(6)	Net investment gains (losses)
Net unrealized investment gains (losses)	3	13	13	Net investment income
Net unrealized investment gains (losses)	6	(10)	4	Net derivative gains (losses)
Net unrealized investment gains (losses), before income tax	(30)	(78)	11
Income tax (expense) benefit	10	28	(4)
Net unrealized investment gains (losses), net of income tax	$(20)	$(50)	$7
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	$33	$1	$1	Net derivative gains (losses)
Interest rate swaps	3	1	1	Net investment income
Interest rate forwards	2	2	1	Net derivative gains (losses)
Interest rate forwards	2	2	1	Net investment income
Foreign currency swaps	3	—	(6)	Net derivative gains (losses)
Gains (losses) on cash flow hedges, before income tax	43	6	(2)
Income tax (expense) benefit	(15)	(2)	1
Gains (losses) on cash flow hedges, net of income tax	$28	$4	$(1)
Total reclassifications, net of income tax	$8	$(46)	$6